Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue And Expenses [Line Items]
Other expenses	$ 57.4	$ 38.3
Regional costs [Member]
Revenue And Expenses [Line Items]
Other expenses	5.4	4.3
Write-down/loss on disposal of PP&E [Member]
Revenue And Expenses [Line Items]
Other expenses	27.4	7.4
Amortization of community costs (other assets) [Member]
Revenue And Expenses [Line Items]
Other expenses	8.5	7.0
Copper Mountain related acquisition costs [Member]
Revenue And Expenses [Line Items]
Other expenses	0.0	6.9
Restructuring [Member]
Revenue And Expenses [Line Items]
Other expenses	1.2	2.9
Care & maintenance - Manitoba [Member]
Revenue And Expenses [Line Items]
Other expenses	14.6	17.1
Evaluation costs [Member]
Revenue And Expenses [Line Items]
Other expenses	1.2	0.8
Insurance recovery [Member]
Revenue And Expenses [Line Items]
Other expenses	0.0	(4.2)
Value-added-tax recovery [Member]
Revenue And Expenses [Line Items]
Other expenses	0.0	(3.9)
Reduction of obligation to renounce flow-through share expenditures, net of provisions [Member]
Revenue And Expenses [Line Items]
Other expenses	(2.0)	0.0
Option agreement proceeds (Marubeni) [Member]
Revenue And Expenses [Line Items]
Other expenses	(0.4)	0.0
Other [Member]
Revenue And Expenses [Line Items]
Other expenses	$ 1.5	$ 0.0